212-455-2579	JMENDEZ@STBLAW.COM

CONFIDENTIAL TREATMENT REQUESTED

March 25, 2013

Mr. Paul Dudek

Chief, Office of International Corporate Finance

Division of Corporate Finance

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-7561

Re:	Graña y Montero S.A.A.

Draft Registration Statement on Form F-1

Dear Mr. Dudek:

On behalf of our client, Graña y Montero S.A.A. (the “Company”), a Peruvian company, we are submitting herewith for confidential review and comment by the staff (the “Staff”) of the Securities and Exchange Commission the Company’s draft Registration Statement on Form F-1 (the “Draft Form F-1”) relating to a proposed offering in the United States of American depositary shares representing common shares of the Company.

On behalf of the Company, we hereby request that the Staff provide confidential treatment to the Draft Form F-1. This confidential treatment request is made under the Freedom of Information Act (“FOIA”) pursuant to Title 17 C.F.R. §200.83. It is our understanding that, pursuant to the FOIA regulations, (i) no determination as to the merits of our request for confidential treatment will be made at this time, and (ii) if the Staff receives a request for any of the information subject to this request for confidential treatment, we will be notified and provided with the opportunity to substantiate our request for confidential treatment.

MR. PAUL DUDEK	MARCH 25, 2013	PG. 2

If you any have questions or require any additional information with respect to the above, please do not hesitate to reach me by telephone at 212-455-2579, by facsimile at 212-455-2502 or by email at jmendez@stblaw.com. In my absence, you may contact my colleague Cristina Quintero at 212-455-3473.

Very truly yours,

/s/ Juan Francisco Mendez

Juan Francisco Mendez

Enclosures

cc:	José Graña Miró Quesada

Director

Graña y Montero S.A.A.

Mario Alvarado Pflucker

Chief Executive Officer and Director

Graña y Montero S.A.A.

Mónica Miloslavich Hart

Chief Financial Officer and Principal Accounting Officer

Graña y Montero S.A.A.

Claudia Drago Morante

Chief Legal Officer

Graña y Montero S.A.A.

Dennis Gray Febres

Corporate Finance and Investor Relations Officer

Graña y Montero S.A.A.